Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Aug. 23, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 2,747	$ 2,746		$ 2,562	$ 2,555		$ 2,348
Total liabilities assumed		114			$ 68		$ 44
Title Guaranty of Hawaii | FNF
Business Acquisition [Line Items]
Accounts receivable			$ 1
Property and equipment			4
Other intangible assets			60
Goodwill			40
Title plant			3
Prepaid expenses and other			1
Total assets acquired			109
Accounts payable and accrued liabilities			5
Total liabilities assumed			5
Non-controlling interests			11
Total liabilities and equity assumed			16
Net assets acquired			$ 93
Title Acquisitions | Fidelity National Financial, Inc.
Business Acquisition [Line Items]
Accounts receivable		5
Title Acquisitions | FNF
Business Acquisition [Line Items]
Property and equipment		1
Other intangible assets		68
Goodwill		48
Title plant		2
Property and equipment, net		3
Total assets acquired		127
Accounts payable and accrued liabilities		30
Deferred tax liabilities		8
Total liabilities assumed		38
Net assets acquired		89
Real Estate Technology Acquisitions | FNF
Business Acquisition [Line Items]
Property and equipment		1
Other intangible assets		38
Goodwill		92
Property and equipment, net		1
Total assets acquired		131
Accounts payable and accrued liabilities		1
Deferred tax liabilities		9
Total liabilities assumed		10
Non-controlling interests		23
Total liabilities and equity assumed		33
Net assets acquired		$ 98
Commissions, Inc. | FNF
Business Acquisition [Line Items]
Accounts receivable						$ 1
Other intangible assets						90
Goodwill						165
Prepaid expenses and other						2
Income taxes receivable						2
Total assets acquired						260
Accounts payable and accrued liabilities						7
Deferred tax liabilities						12
Total liabilities assumed						19
Non-controlling interests						12
Total liabilities and equity assumed						31
Net assets acquired						$ 229